SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Number of options
Outstanding at January 1, 2014	3,339,412
Granted	2,479,500
Exercised	(6,400)
Cancelled	(258,662)
Forfeited	(798,813)
Outstanding at December 31, 2014	4,755,037	3,339,412
Exercisable at December 31, 2014	1,297,717
Weighted average Exercise price
Outstanding at January 1, 2014	$ 8.85
Granted	3.48
Exercised	2.00
Cancelled	7.58
Forfeited	8.23
Outstanding at December 31, 2014	6.24	$ 8.85
Exercisable at December 31, 2014	$ 7.09
Weighted average Remaining contractual term
Outstanding	3 years 1 month 10 days	2 years 11 months 5 days
Exercisable at December 31, 2014	1 year 11 months 8 days
Aggregate intrinsic value
Outstanding at January 1, 2014	$ 348
Outstanding at December 31, 2014	91	$ 348
Exercisable at December 31, 2014	$ 66